3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA 19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial:  215.981.4659

direct fax:  215.981.4750

falcoj@pepperlaw.com

July 29, 2014

U.S. Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549

Attn:  Mark Cowan, Senior Counsel

Re:                             FundVantage Trust (the “Trust”)
1940 Act File No.  811-22027
1933 Act File No.  333-141120

Dear Mr. Cowan:

On behalf of FundVantage Trust (the “Trust”), enclosed for filing is a copy of Post-Effective Amendment No. 102 (“PEA No. 102”) to the Trust’s Registration Statement on Form N-1A.  PEA 102 is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) to: (i) incorporate changes to the Prospectus and SAI for the Gotham Absolute 500 Fund in response to oral comments provided to us by the staff of the Commission (the “Staff”) to Post-Effective Amendment No. 99 (“PEA No. 99”) to the Registration Statement, which was filed to register the Gotham Absolute 500 Fund as a new series of the Trust; (ii) to bring the financial statements up to date for the Gotham Absolute Return Fund, Gotham Enhanced Return Fund and Gotham Neutral Fund (collectively, with the Gotham Absolute 500 Fund, the “Gotham Funds”); and (iii) make other non-material changes for the Gotham Funds that the Trust deems appropriate.

As counsel to the Trust, we reviewed PEA No. 102 and hereby represent that PEA No. 102 does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the 1933 Act.

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Please direct any questions concerning this letter to the undersigned at 215.981.4659, or John M. Ford, Esq. at 215.981.4009.

Very truly yours,

/s/ John P. Falco

John P. Falco

cc:                                Joel Weiss, President of FundVantage Trust
John M. Ford, Esq.